SCHEDULE OF ACCOUNT RECEIVABLES FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Account receivables from related parties		$ 2,604
Yuanheng Culture Art Creative Co., Ltd. [Member]
Related Party Transaction [Line Items]
Account receivables from related parties		$ 2,604